Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	$ 216,548,000	$ 216,447,000
Americas (primarily the United States) [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	66,221,000	59,473,000
EMEA [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	146,632,000	153,749,000
Asia Pacific [Member]
Entity-Wide Disclosure (Details) - Schedule of property, plant and equipment by geographical location [Line Items]
Property, plant and equipment, net	$ 3,695,000	$ 3,225,000